Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	As of December 31, 2022 and December 31, 2021, property and equipment, net consisted of the following:
	December 31, 2022	December 31, 2021
Electronic equipment	$541,931	$168,308
Office equipment	13,777	14,391
Leasehold improvement	510,915	339,657
Total property and equipment	1,066,623	522,356
Less: accumulated depreciation	(377,262)	(199,959)
Total property and equipment, net	$689,361	$322,397